SIGNED
                                          SEC. File Nos.  33-17917
                                                          811-5364

                         SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                     FORM N-1A
                                Registration Statement
                                       Under
                              the Securities Act of 1933

                            Post-Effective Amendment No. 15
                                        and
                                Registration Statement
                                       Under
                          The Investment Company Act of 1940
                                   Amendment No. 18

                              AMERICAN HIGH-INCOME TRUST
                    (Exact Name of Registrant as specified in charter)

                                 333 South Hope Street
                             Los Angeles, California 90071
                         (Address of principal executive offices)

                    Registrant's telephone number, including area code:
                                    (213) 486-9200

                              JULIE F. WILLIAMS, Secretary
                               American High-Income Trust
                                 333 South Hope Street
                              Los Angeles, California 90071
                          (name and address of agent for service)

                                       Copies to:
                                  Robert E. Carlson, Esq.
                            PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                  555 S. Flower Street
                                 Los Angeles, CA 90071-2371
                                 (Counsel for the Registrant)

                         Approximate date of proposed public offering:
                        It is proposed that this filing become effective on
                                December 1, 1998, pursuant
                               to paragraph (a) of rule 485.

                                 AMERICAN HIGH-INCOME TRUST
                                    CROSS REFERENCE SHEET

ITEM NUMBER OF                                        CAPTIONS IN PROSPECTUS
PART "A" OF FORM N-1A                                 (PART "A")



1.      Front and Back Cover Pages                    Front and Back Cover Pages

2.      Risk/Return Summary:  Investments,            Risk/Return Summary
        Risks and Performance

3.      Risk/Return Summary:  Fee Table               Risk/Return Summary

4.      Investment Objectives, Principal              Investment Objective,
        Strategies, and Related Risks                 Strategies and Risks

5.      Management's Discussion of Fund               N/A
        Performance

6.      Management, Organization, and Capital         Management and
        Structure                                     Organization

7.      Shareholder Information                       Shareholder Information

8.      Distribution Arrangements                     Distribution Arrangements

9.      Financial Highlights Information              Financial Highlights



ITEM NUMBER OF                                        CAPTIONS IN STATEMENT OF
PART "B" OF FORM N-1A                                 ADDITIONAL INFORMATION
                                                      (PART "B")



10.     Cover Page and Table of Contents              Cover Page and Table of
                                                      Contents

11.     Fund History                                  Fund Organization

12.     Description of the Fund and its               Fund Organization;
        Investments and Risks                         Investment Restrictions;
                                                      Description of Securities
                                                      and Investment Techniques

13.     Management of the Fund                        Management; Fund Officers
                                                      and Trustees

14.     Control Persons and Principal Holders         N/A
        of Securities

15.     Investment Advisory and Other Services        Management; General
                                                      Information; Fund Officers
                                                      and Trustees

16.     Brokerage Allocation and Other                Management; Execution of
        Practices                                     Portfolio Transactions

17.     Capital Stock and Other Securities            None

18.     Purchase, Redemption and Pricing of           Purchase of Shares;
        Shares                                        Selling Shares;
                                                      Shareholder Account
                                                      Services and Privileges;
                                                      General Information

19.     Taxation of Fund                              Dividends, Distributions and Federal Taxes

20.     Underwriters                                  Management

21.     Calculation of Performance Data               Investment Results and
                                                      Related Statistics

22.     Financial Statements                          Financial Statements



ITEM IN PART "C"



23.     Exhibits

24.     Persons Controlled by or under
        Common Control with Registrant

25.     Indemnification

26.     Business and Other Connections of
        Investment Adviser

27.     Principal Underwriters

28.     Location of Accounts and Records

29.     Management Services

30.     Undertakings

        Signature Page


                        American High-Income Trust (SM)



                                   PROSPECTUS

                                DECEMBER 1, 1998

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AMERICAN HIGH-INCOME TRUST
333 South Hope Street
Los Angeles, California 90071

TICKER SYMBOL:  AHITX          NEWSPAPER ABBREV.:  HI Tr        FUND NO.:  21

TABLE OF CONTENTS

Risk/Return Summary
Fees and Expenses of the Fund
Investment Objective, Strategies and Risks
Important Recent Developments
Management and Organization
Shareholder Information
Purchase and Exchange of Shares
Distribution Arrangements
Financial Highlights
Appendix

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, to make your investment grow. The fund seeks to achieve these objectives by investing primarily in a broad range of lower quality, higher yielding bonds that also provide an opportunity to rise in value.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those investing in higher quality funds. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to certain events, such as changes in the market or general economy. The value of debt securities may be affected by changing interest rates and credit ratings. In addition, investing lower quality bonds can involve additional risks. For example, lower quality bonds will be subject to greater credit risk and price fluctuations than higher quality bonds. Accordingly, you may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other entity or person.

INVESTMENT RESULTS

The following information illustrates how fund results may vary:
For periods ended December 31, 1997:

Average          The fund including

Annual           maximum sales       Salomon

Total Return     charge/1/           Brothers/2/      CPI/3/



One Year         xx.xx%              xx.xx%           xx.xx%

Five Years       xx.xx%              xx.xx%           xx.xx%

Ten Years        xx.xx%              xx.xx%           xx.xx%

Lifetime/5/      xx.xx%              xx.xx%           xx.xx%


Yield/1/: x.xx%

(For current yield information, please call American FundsLine (R) at 1-800-325-3590)

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA WHICH REQUIRES THAT THE MAXIMUM SALES CHARGE BE DEDUCTED. RESULTS WOULD BE HIGHER IF THEY WERE CALCULATED AT NET ASSET VALUE.

/2/ SALOMON BROTHERS BROAD INVESTMENT GRADE MEDIUM TERM INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES U.S. TREASURY,
GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT-GRADE FIXED-RATE CORPORATES (BBB-/BAA3) WITH A MATURITY OF ONE TO TEN YEARS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/4/ CONSUMER PRICE INDEX

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 19, 1988.
Here are the fund's results calculated without a sales charge on a CALENDAR YEAR basis. (If a sales charge were included, results would be lower.)

[bar graph]
1989   5.63%
1990   0.07%
1991   32.36%
1992   14.29%
1993    17.22%
1994    - 5.11%
1995    20.68%
1996    13.75%
1997      xx.xx

The fund's year-to-date return for the nine months ended September 30, 1998 was %.

The fund's highest/lowest QUARTERLY results during this time period were:

- Highest  xxxx  (quarter ended xx)
- Lowest   xxxx  (quarter ended xx)

Past results are not an indication of future results.

FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge imposed on purchases           4.75%/1/
(AS A PERCENTAGE OF OFFERING PRICE)

Maximum sales charge imposed on reinvested          0%
dividends

Maximum deferred sales charge                       0%/2/

Redemption or exchange fees                         0%


/1/  SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES.
/2/ A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING ANY PURCHASES YOU MADE WITHOUT A SALES CHARGE.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE FUND ASSETS)

Management Fees                                     xx.xx%

Service (12b-1) Fees                                xx.xx%/*/

Other Expenses                                      xx.xx%

Total Annual Fund Operating Expenses                xx.xx%


/*/ 12B-1 EXPENSES MAY NOT EXCEED 0.30% OF THE FUND'S AVERAGE NET ASSETS
ANNUALLY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



One year                                          $xx

Three years                                       $xx

Five years                                        $xx

Ten years                                         $xx


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. Normally, the fund invests primarily in lower quality debt securities (rated Ba or BB or below). The fund may also invest in equity securities that provide an opportunity for capital appreciation. The fund may, however, invest a substantial portion of its portfolio in cash, cash equivalents, or securities of any type, in response to abnormal market conditions (which may prevent the fund from pursuing its objective over the short-term).

The values of debt securities held by the fund may be affected by factors such as changing interest rates and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. The value of the lower quality bonds will be subject to greater credit risk and price fluctuations than higher quality bonds. In addition, the prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities.

THE FOLLOWING CHART ILLUSTRATES THE PORTFOLIO COMPOSITION OF THE FUND AS OF THE END OF ITS FISCAL YEAR.

Asset Mix [pie chart]

Bond Holdings by Quality Category [table]

Largest Corporate Bond Holdings [table]

BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO
TIME.

IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American High-Income Trust are listed on the following page.

Portfolio             Primary Title(s)        Years of              Approximate Years of Experience as
Counselors                                    Experience as         an Investment Professional
for American                                  Portfolio             (including the last five years)
High-Income                                   Counselor for
Trust                                         American High-
                                              Income Trust
                                              (approximate)

                                                                    With Capital              Total Years
                                                                    Research and
                                                                    Management Company
                                                                    or affiliates

Abner D.              President and           1 year                31 years                  47 years
Goldstine             Director of the
                      fund.   Senior
                      Vice President
                      and Director,
                      Capital Research
                      and Management
                      Company

David C.              Executive Vice          9 years               11 years                  17 years
Barclay               President of the
                      fund.  Senior
                      Vice President
                      and Director,
                      Capital Research
                      Company*

Susan M. Tolson       Vice President of       5 years               9 years                   9 years
                      the fund.
                      Senior Vice
                      President and
                      Director, Capital
                      Research Company*

* COMPANY AFFILIATED WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY.



SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                              (8 A.M. TO 8 P.M. ET):
                                   800/421-0180

                     [Map of the United States of America]

WESTERN SERVICE      WESTERN CENTRAL      EASTERN CENTRAL      EASTERN SERVICE
CENTER               SERVICE CENTER       SERVICE CENTER       CENTER

American Funds       American Funds       American Funds       American Funds

Service Company      Service Company      Service Company      Service Company

P.O. Box 2205        P.O. Box 659522      P.O. Box 6007        P.O. Box 2280

Brea, California     San Antonio,         Indianapolis,        Norfolk,
                     Texas                Indiana              Virginia

92822-2205           78265-9522           46206-6007           23501-2280

Fax: 714/671-        Fax: 210/474-        Fax: 317/735-        Fax: 757/670-
7080                 4050                 6620                 4773


A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your dealer.

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS

To establish an account                              $1,000
  For a retirement plan account                      $  250
  For a retirement plan account
    through payroll deduction                        $   25

To add to an account                                 $   50
  For a retirement plan account                      $   25

SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                                       Sales Charge as a
                                                       Percentage of

Investment                                             Offering         Net               Dealer
                                                       Price            Amount            Concession as
                                                                        Invested          % of Offering
                                                                                          Price

Less than $25,000                                      4.75%            4.99%             4.00%

$25,000 but less than $50,000                          4.50%            4.71%             3.75%

$50,000 but less than $100,000                         4.00%            4.17%             3.25%

$100,000 but less than $250,000                        3.50%            3.63%             2.75%

$250,000 but less than $500,000                        2.50%            2.56%             2.00%

$500,000 but less than $1 million                      2.00%            2.04%             1.60%

$1 million or more and certain other                   see below        see below         see below
investments described below


PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY THESE ACCOUNTS MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information or "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to or sponsor informational meetings for dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) shares those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

- Shares held for you in your dealer's name must be sold through the dealer

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM):

- Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(SM)) are limited to $50,000 per shareholder each day
- Checks must be made payable to the registered shareholder(s)
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(SM)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to you each month. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends derived from taxable interest income, distributions of capital gains and dividends on gains from the disposition of certain market discount bonds will not be exempt from federal, state or local income tax.

Dividends and capital gains are generally taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                                Years ended September 30

                                                1998         1997         1996           1995          1994



Net Asset Value, Beginning of Period            xxx          $14.86       $14.30         $13.97        $15.18

Income From Investment Operations

Net Investment Income                           xxx          1.26         1.29           1.33          1.25

Net Gains or Losses On Securities

(both realized and unrealized)                                            .59            .39           (.99)
                                                xxx          .83

Total From Investment Operations                xxx          2.09         1.88           1.72          .26

Less Distributions:

Dividends from net investment income            xxx          (1.24)       (1.32)         (1.32)        (1.21)

Distributions from net realized gains           xxx          (.02)        -              (.07)         (.26)

Total Distributions                             xxx          (1.26)       (1.32)         (1.39)        (1.47)

Net Asset Value, End of Period                  xxx          $15.69       $14.86         $14.30        $13.97

Total Return/1/                                 xxx          14.66%       13.68%         13.34%        1.60%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period                       xxx          $2,108       $1,547         $1,111        $835

Ratio of Expenses to Average Net                xxx          .82%         .87%           .89%          .86%
Assets

Ratio of Net Income to Average Net              xxx          8.35%        8.90%          9.72%         8.63%
Assets

Portfolio Turnover Rate                         xxx          53.55%       39.74%         29.56%        42.03%


/1/ Excludes maximum sales charge of 4.75%.

                                    APPENDIX

Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

"Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

"Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B - Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small"

"Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"Ca - Speculative in a high degree; often in default of having other marked shortcomings."

"C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

Standard & Poor's rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

"AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1 - Reserved for income bonds on which interest is being paid."

"D - In default and payment of interest and/or repayment of principal is in arrears."

For Shareholder         For Retirement Plan           For Dealer Services

Services                Services



American Funds          Call your employer or         American Funds

Service Company         plan administrator            Distributors

800/421-0180                                          800/421-9900 ext.11


For 24-hour Information

American FundsLine(R)        American Funds
800/325-3590                 Internet Web site
                             http://www.americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

Multiple Translations

This prospectus may be translated into other languages. If there are any inconsistencies or ambiguities, the English text will prevail.

OTHER FUND INFORMATION

Annual/Semi-Annual Report to Shareholders

Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

Statement of Additional Information (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

Code of Ethics

Includes a description of the fund's personal investing policy.

To request a free copy of any of the documents above:

Call American Funds           or       Write to the Secretary of the fund
Service Company                           333 South Hope Street
800/421-0180 ext. 1                       Los Angeles, California  90071

Investment Company File No. 811-5364

                           AMERICAN HIGH-INCOME TRUST

                                    Part B
                       Statement of Additional Information

                                December 1, 1998

 This document is not a prospectus but should be read in conjunction with a current prospectus dated December 1, 1998 of American High-Income Trust (the "fund"). A prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                            American High-Income Trust
                               Attention:  Secretary
                               333 South Hope Street
                              Los Angeles, CA  90071
                                   (213) 486-9200

 Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               Table of Contents

Item                                                           Page No.



Certain Investment Limitations                                  2

Description of Securities and Investment Techniques             2

Investment Restrictions                                         8

Fund Organization                                              10

Fund Officers and Trustees                                     11

Management                                                     15

Dividends, Distributions and Federal Taxes                     17

Purchase of Shares                                             20

Selling Shares                                                 27

Shareholder Account Services and Privileges                    29

Execution of Portfolio Transactions                            31

General Information                                            32

Investment Results and Related Statistics                      33

Appendix                                                       37

Financial Statements                                           Attached



                         CERTAIN INVESTMENT LIMITATIONS

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

DEBT SECURITIES

- The fund will invest at least 65% of its assets in high-yield, high-risk bonds (rated Ba or below by Moody's or BB or below by S&P or unrated but determined to be of equivalent quality) and other similar securities including preferred stock.

EQUITY SECURITIES AND SECURITIES WITH DEBT AND EQUITY CHARACTERISTICS

- The fund may invest up to 25% of its assets in equity securities (including common stocks) and securities with a combination of debt and equity characteristics (including preferred stocks and convertible debentures).

NON-U.S. SECURITIES

- The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

 The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."

DEBT SECURITIES

 Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.

 The fund may invest its assets in debt securities rated Ba and BB or below by Moody's Investor Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality. High-yield, high-risk bonds are described by the ratings agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds.

 High-yield, high-risk bonds may be very sensitive to adverse economic changes and may be less sensitive to interest rate changes. In addition, periods of economic uncertainty and changes may increase volatility of market prices and yields of high-yield, high-risk bonds and, in turn, the fund's net asset value. High-yield, high-risk bonds may contain redemption or call provisions which, if exercised during a period of declining interest rates, may cause the fund to have to replace the security with a lower yielding security, resulting in a decreased return for investors. Furthermore, there may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds.

 The fund may invest in bonds rated as low as C by Moody's or D by S&P. See the Appendix for a complete description of the bond ratings.

 Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

EQUITY SECURITIES

 Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities.

OTHER SECURITIES

 The fund may also invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

 Bonds, preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the issuer's credit quality.

PORTFOLIO TRADING -- The fund intends to engage in portfolio trading when Capital Research and Management Company (the "Investment Adviser") believes that the sale of a security owned by the fund and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

COMMERCIAL BANK OBLIGATIONS -- The fund will invest in certificates of deposit (interest-bearing time deposits) and bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) only to the extent that such items represent direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is federally insured.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss beginning on the date of the agreement.

 As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

 Although the fund has no current intention of doing so during the next 12 months, the fund is authorized to enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical, securities at a future date. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), these transactions may be considered borrowings by the fund; accordingly, the fund will limit these transactions, together with any other borrowings, to no more than one-third of its total assets. Although these transactions will not be entered into for the purpose of leveraging, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase or roll agreements exceed the costs of the agreements, the fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

PRIVATE PLACEMENTS -- The fund will invest no more than 15% of its net assets, in aggregate, in securities that are not readily marketable, including certain securities acquired in private placements (which are direct sales of securities
to a limited number of investors).   Private placements may be either purchased
from another institutional investor that originally acquired the securities in a private placement or directly from the issuers of the securities. Generally, securities acquired in such private placements are subject to contractual restrictions on resale and may not be resold except pursuant to a registration statement under the Securities Act of 1933 or in reliance upon an exemption from the registration requirements under the Act, for example, private placements sold pursuant to Rule 144A. Accordingly, all private placements will be deemed illiquid unless they have been specifically determined to be liquid taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund's board of trustees.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities or corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

 Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

VARIABLE, FLOATING RATE AND SYNTHETIC OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest on which the coupon rates are based. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate. Although the fund has no current intention of doing so during the next 12 months, the fund may also invest in "synthetic" securities whose value depends on the level of currencies, commodities, securities, securities indexes, or other financial indicators or statistics. For example, these could include fixed-income securities whose value or interest rate is determined by reference to the value of a foreign currency relative to the U.S. dollar, or to the value of different foreign currencies relative to each other. The value or interest rate of these securities may increase or decrease as the value of the underlying instrument changes.

REINSURANCE RELATED NOTES AND BONDS -- The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

 "Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

 Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities do not affect the rights of borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

 "Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.

 "Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment risk than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

 "Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.

CASH AND CASH EQUIVALENTS -- Subject to the requirement that it maintain at least 65% of its assets in high-risk, high-yield bonds under normal market conditions, the fund may maintain assets in cash or cash equivalents. Cash equivalents include (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies); (2) commercial bank obligations such as certificates of deposit, (interest-bearing time deposits); and bankers' acceptances, (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity); (3) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations); (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

WARRANTS OR RIGHTS -- The fund has no current intention to invest in warrants or rights, valued at the lower of cost or market, in excess of 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the fund's net assets, may be warrants or rights that are not listed on either the New York Stock Exchange or the American Stock Exchange. Warrants or rights acquired by the fund in units or attached to securities will be deemed to be without value for purposes of these restrictions. The fund's policy regarding investments in warrants and rights is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval.

CURRENCY TRANSACTIONS -- The fund has the ability to enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of a currency against the U.S. dollar. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

 Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

LOANS OF PORTFOLIO SECURITIES -- Although the fund has no current intention to do so during the next 12 months, the fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by Capital Research and Management Company (the "Investment Adviser"). The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call in a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, computed at the time any such loan is made.

REPURCHASE AGREEMENTS -- Although the fund has no current intention to do so during the next 12 months, the fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral security under the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

OPTIONS ON U.S. TREASURY SECURITIES -- Although the fund has no current intention of doing so during the next 12 months, from time to time, the fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call) option gives the fund as purchaser of the option the right (but not the obligation) to sell (buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates. Accordingly, the fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter ("OTC options"). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

 Although the fund may purchase options to reduce the risk of increases in interest rates, it cannot thereby eliminate all such risks. For example, while the value of options on Treasury securities principally is related to general levels of interest rates on Treasury securities, the values of higher yielding corporate obligations in which the fund primarily invests also are affected by credit and other factors. The fund is subject to the loss of its entire premium payment where the option is allowed to expire without exercise. The fund may not purchase any additional options if, as a result, the value of all options owned by the fund would exceed 5% of the fund's total assets.

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the Prospectus for the fund's portfolio turnover for each of the last ten years.

                            INVESTMENT RESTRICTIONS

 The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased. These restrictions provide that the fund may not:

  1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer;

  2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

  3. Invest in companies for the purpose of exercising control or management;

  4. Knowingly purchase securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

  5. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts);

  6. Acquire illiquid securities, if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 15% of the fund's net assets;

  7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

  8. Make loans, except that this does not prevent the fund from purchasing debt securities, entering into repurchase agreements or making loans of portfolio securities;

  9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

  10. Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

  11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets. The fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the fund from entering into reverse repurchase agreements or "roll" transactions, provided that these transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets. In the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

  12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

  13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

  14. Invest in interests in oil, gas, or other mineral exploration or development programs;

  15. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

 16. Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies or U. S. Government securities.

 A further investment policy of the fund, which may be changed by action of the Board of Trustees without shareholder approval, is that the Fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.

 Notwithstanding Investment Restriction #4, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees and to the extent such investments are allowed by an exemptive order granted by the U.S. Securities and Exchange Commission.

                               FUND ORGANIZATION

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on October 1, 1987. All fund operations are supervised by the fund's board of trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                           FUND OFFICERS AND TRUSTEES
                       TRUSTEES AND TRUSTEE COMPENSATION

NAME,                         POSITION        PRINCIPAL                  AGGREGATE          TOTAL                TOTAL
ADDRESS                       WITH            OCCUPATION(S) DURING       COMPENSATION       COMPENSATION         NUMBER
AND AGE                       REGISTRANT      PAST 5 YEARS               (INCLUDING         (INCLUDING           OF FUND
                                              (POSITIONS WITHIN          VOLUNTARILY        VOLUNTARILY          BOARDS ON
                                              THE ORGANIZATIONS          DEFERRED           DEFERRED             WHICH
                                              LISTED MAY HAVE            COMPENSATION       COMPENSATION         TRUSTEE
                                              CHANGED DURING THIS        /1/) FROM          /1/) FROM ALL        SERVES/2/
                                              PERIOD)                    THE FUND           FUNDS MANAGED
                                                                         DURING             BY CAPITAL
                                                                         FISCAL YEAR        RESEARCH AND
                                                                         ENDED              MANAGEMENT
                                                                         SEPTEMBER          COMPANY OR ITS
                                                                         30, 1998           AFFILIATES/2/
                                                                                            FOR THE YEAR
                                                                                            ENDED
                                                                                            SEPTEMBER 30,
                                                                                            1998

H. Frederick Christie                         Private Investor.          $/3/               $
Age: 65                       Trustee         Former President and                                               19
P.O. Box 144                                  CEO, The Mission
Palos Verdes Estates,                         Group (non-utility
CA 90274                                      holding company,
                                              subsidiary of
                                              Southern California
                                              Edison Company)

+ Don R. Conlan               Trustee         President (retired),       none/4/            none/4/              12
Age: 62                                       The Capital Group
1630 Milan Avenue                             Companies, Inc.
South Pasadena, CA
91030

Diane C. Creel                Trustee         CEO and President,         $/3/               $
Age: 50                                       The Earth Technology                                               12
100 W. Broadway                               Corporation
Suite 5000                                    (international
Long Beach, CA 90802                          consulting
                                              engineering)

Martin Fenton, Jr.            Trustee         Chairman, Senior           $/3/               $                    15
Age: 63                                       Resource Group LLC
4660 La Jolla Village                         (management of
Drive                                         senior living
Suite 725                                     centers)
San Diego, CA  92122

Leonard R. Fuller             Trustee         President, Fuller          $                  $
Age: 52                                       Consulting                                                         12
4337 Marina City Drive                        (financial
Suite 841 ETN                                 management
Marina del Rey, CA                            consulting firm)
90292

+*  Abner D. Goldstine        Trustee         Senior Vice                                    none/4/
Age: 68                                       President and              none/4/                                 12
                                              Director, Capital
                                              Research and
                                              Management
                                              Company

+**  Paul G. Haaga,           Chairman        Executive Vice                                 none/4/
Jr.                           of              President and              none/4/                                 14
Age: 49                       the Board       Director, Capital
                                              Research and
                                              Management Company

Herbert Hoover III            Trustee         Private Investor           $                  $
Age: 71                                                                                                          13
1520 Circle Drive
San Marino, CA 91108

Richard G. Newman             Trustee         Chairman, President        $/3/                $
Age: 64                                       and CEO, AECOM                                                     13
3250 Wilshire                                 Technology
Boulevard                                     Corporation
Los Angeles, CA 90010-                        (architectural
1599                                          engineering)


+ Trustees who are considered "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and
(iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees is as
follows:   H. Frederick Christie ($       ), Diane C. Creel ($         ),
Martin Fenton, Jr. ($        ), and Richard G. Newman ($    ).  Amounts
deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Don R. Conlan, Abner D. Goldstine and Paul G. Haaga, Jr. are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                                      OFFICERS
            (with their principal occupations during the past five years)#

NAME AND ADDRESS                      AGE        POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
                                                 WITH REGISTRANT           DURING PAST 5 YEARS

David C. Barclay                      41         Executive Vice            Senior Vice President and
11100 Santa Monica Blvd.                         President                 Director, Capital Research
Los Angeles, CA 90025                                                      Company

Michael J. Downer                     43         Vice President            Senior Vice President - Fund
333 South Hope Street                                                      Business Management Group,
Los Angeles, CA 90071                                                      Capital Research and
                                                                           Management Company

Susan M. Tolson                       35         Vice President            Senior Vice President and
11100 Santa Monica Blvd.                                                   Director, Capital Research
Los Angeles, CA 90025                                                      Company

Julie F. Williams                     50         Secretary                 Vice President - Fund
333 South Hope Street                                                      Business Management Group,
Los Angeles, CA 90071                                                      Capital Research and
                                                                           Management Company

Anthony W. Hynes, Jr.                 35         Treasurer                 Vice President - Fund
135 South State College Blvd.                                              Business Management Group,
Brea, CA 92821                                                             Capital Research and
                                                                           Management Company

Kimberly S. Verdick                   33         Assistant                 Assistant Vice President -
333 South Hope Street                            Secretary                 Fund Business Management
Los Angeles, CA 90071                                                      Group, Capital Research and
                                                                           Management Company

Todd L. Miller                        39         Assistant                 Assistant Vice President -
135 South State College Blvd.                    Treasurer                 Fund Business Management
Brea, CA 92821                                                             Group, Capital Research and
                                                                           Management Company


# Positions within the organizations listed may have changed during this period

 No compensation is paid by the fund to any officer or Trustee who is a director or officer of the Investment Adviser. The fund pays annual fees of $3,000 to Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of September 1, 1998, the officers and Trustees and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for more than $175 billion of stocks, bonds and money market instruments and serve over eight million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement"), between the fund and the Investment Adviser will continue in effect until October 31, 1999, unless sooner terminated, and may be renewed from year to year thereafter provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 The Investment Adviser has voluntarily agreed to waive its fees by any amount necessary to assure that the fund's expenses will not exceed 1.00% of the average daily net assets. Additionally, the Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the fund's shares are being offered for sale. Other expenses which are not subject to these limitations include interest, taxes, brokerage commissions, transaction costs, and extraordinary items such as litigation, as well as, for purposes of the state expense limitations, any amounts excludable under the applicable regulation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space and utilities, necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

 The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets, but including original issue discount as defined for federal income tax purposes. The Internal Revenue Code in general defines original issue discount to mean the difference between the issue price and the stated redemption price at maturity of certain debt obligations. The holder of such indebtedness is in general required to treat as ordinary income the proportionate part of the original issue discount attributable to the period during which the holder held the indebtedness. The management fee is based upon the annual rates of 0.30% of the first $60 million of the fund's average net assets, 0.21% on average net assets in excess of $60 million but not exceeding $1 billion, 0.18% on average net assets in excess of $1 billion, plus 3% of the first $100 million of annual gross investment income, plus 2.5% of annual gross investment income in excess of $100 million. Assuming net assets of $2 billion and gross investment income levels of 5%, 6%, 7%, 8% and 9%, management fees would be 0.35%, 0.37%, 0.40%, 0.42% and 0.45%, respectively.

 During the fiscal years ended September 30, 1998, 1997, and 1996, the
Investment Adviser's total fees amounted to $              , $8,242,000, and
$6,481,000, respectively.

 The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies, blue sky expenses, expenses of shareholders meetings, the expense of reports to existing shareholders, expenses of printing proxies and prospectuses, insurance premiums, legal and auditing fees, dividend disbursement expenses, the expense of the issuance, transfer and redemption of its shares, expenses pursuant to the fund's Plan of Distribution, custodian fees, costs of printing and preparation of registration statements, taxes and compensation and expenses of Trustees who are not affiliated with the Investment Adviser.

PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended September 30, 1998 amounted to $
after allowance of $              to dealers.  During the fiscal years ended
September 30, 1997 and 1996, the Principal Underwriter retained $2,289,000 and $1,943,000, respectively.

 As required by rule 12b-1 the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by a vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the fund due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund shall be committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. Plan expenditures are reviewed quarterly and must be renewed annually by the Board of Trustees.

 Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is made. These include service fees for qualified dealers and dealers commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including a "401(k)" plan with 100 or more eligible employees). Since these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost the investor more than paying other types of sales loads.

 Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During
the fund's fiscal year ended September 30, 1998, the fund paid $        under
the Plan as compensation to dealers.  As of September 30, 1998, accrued and
unpaid distribution expenses were $                 .

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

 In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

 The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses), it will be taxed only on that portion (if any) of such investment company taxable income and any net capital gain that it retains.

 To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

 The fund also intends to distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. In particular, investors should consider the tax implications of purchasing shares just prior to a dividend or distribution record date. Those investors purchasing shares just prior to such a date will then receive a partial return of capital upon the dividend or distribution, which will nevertheless be taxable to them as an ordinary or capital gains dividend.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a "non-U.S. shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of capital gains not effectively connected with a U.S. trade or business are not subject to the withholding, but if the non-U.S. shareholder was an individual who was physically present in the U.S. during the tax year for more than 182 days and such shareholder is nonetheless treated as a nonresident alien, the distributions would be subject to a 30% tax.

 The fund may be required to pay withholding and other taxes imposed by countries outside the U.S. which would reduce the fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the U. S. may reduce or eliminate such taxes. If more than 50% in value of the fund's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. The fund does not currently expect to meet the eligibility requirement for filing this election as its investments in securities of non-U.S. issuers are limited to 25% of its assets.

 The fund may enter into forward currency contracts in connection with its non-U.S. investments. The amount of any realized gain or loss on closing out a forward contract will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Code Section 988 may also apply to forward contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

 Dividends and distributions generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

 As of the date of this statement of additional information, the maximum Federal individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate generally applicable to net capital gain on assets held more than one year is 20%, and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of tax of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

 The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and distributions may also be subject to state or local taxes. Investors should consult their own tax advisers for additional details to their own tax status.

                               PURCHASE OF SHARES

METHOD                 INITIAL INVESTMENT                       ADDITIONAL INVESTMENTS

                       See "Investment Minimums and             $50 minimum (except where a lower
                       Fund Numbers" for initial                minimum is noted under "Investment
                       investment minimums.                     Minimums and Fund Numbers").

By contacting          Visit any investment dealer who          Mail directly to your investment
your investment        is registered in the state where         dealer's address printed on your
dealer                 the purchase is made and who has         account statement.
                       a sales agreement with American
                       Funds Distributors.

By mail                Make your check payable to the           Fill out the account additions form
                       fund and mail to the address             at the bottom of a recent account
                       indicated on the account                 statement, make your check payable
                       application.  Please indicate an         to the fund, write your account
                       investment dealer on the account         number on your check, and mail the
                       application.                             check and form in the envelope
                                                                provided with your account
                                                                statement.

By telephone           Please contact your investment           Complete the "Investments by Phone"
                       dealer to open account, then             section on the account application
                       follow the procedures for                or American FundsLink Authorization
                       additional investments.                  Form.  Once you establish the
                                                                privilege, you, your financial
                                                                advisor or any person with your
                                                                account information can call
                                                                American FundsLine(R) and make
                                                                investments by telephone (subject
                                                                to conditions noted in "Telephone
                                                                Purchases, Sales and Exchanges"
                                                                below).

By computer            Please contact your investment           Complete the American FundsLink
                       dealer to open account, then             Authorization Form.  Once you
                       follow the procedures for                establish the privilege, you, your
                       additional investments.                  financial advisor or any person
                                                                with your account information may
                                                                access American FundsLine(R) on the
                                                                Internet and make investments by
                                                                computer (subject to conditions
                                                                noted in "Telephone and Computer
                                                                Purchases, Redemptions and
                                                                Exchanges" below).

By wire                Call 800/421-0180 to obtain              Your bank should wire your
                       your account number(s), if               additional
                       necessary.  Please indicate an           investments in the same manner as
                       investment dealer on the                 described under "Initial
                       account.  Instruct your bank to          Investment."
                       wire funds to:
                       Wells Fargo Bank
                       155 Fifth Street
                       Sixth Floor
                       San Francisco, CA 94106
                       (ABA #121000248)
                       For credit to the account of:
                       American Funds Service Company
                       a/c #4600-076178
                       (fund name)
                       (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE
ORDER.



 INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                                              MINIMUM                FUND
                                                                  INITIAL                NUMBER
                                                                  INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(R)                                                                            02
                                                                  $1,000

American Balanced Fund(R)                                                                11
                                                                  500

American Mutual Fund(R)                                                                  03
                                                                  250

Capital Income Builder(R)                                                                12
                                                                  1,000

Capital World Growth and Income Fund(SM)                                                 33
                                                                  1,000

EuroPacific Growth Fund(R)                                                               16
                                                                  250

Fundamental Investors(SM)                                                                10
                                                                  250

The Growth Fund of America(R)                                                            05
                                                                  1,000

The Income Fund of America(R)                                                            06
                                                                  1,000

The Investment Company of America(R)                                                     04
                                                                  250

The New Economy Fund(R)                                                                  14
                                                                  1,000

New Perspective Fund(R)                                                                  07
                                                                  250

SMALLCAP World Fund(R)                                                                   35
                                                                  1,000

Washington Mutual Investors Fund(SM)                                                     01
                                                                  250

BOND FUNDS

American High-Income Municipal Bond Fund(R)                                              40
                                                                  1,000

American High-Income Trust(SM)                                                           21
                                                                  1,000

The Bond Fund of America(SM)                                                             08
                                                                  1,000

Capital World Bond Fund(R)                                                               31
                                                                  1,000

Intermediate Bond Fund of America(SM)                                                    23
                                                                  1,000

Limited Term Tax-Exempt Bond Fund of America(SM)                                         43
                                                                  1,000

The Tax-Exempt Bond Fund of America(R)                                                   19
                                                                  1,000

The Tax-Exempt Fund of California(R)*                                                    20
                                                                  1,000

The Tax-Exempt Fund of Maryland(R)*                                                      24
                                                                  1,000

The Tax-Exempt Fund of Virginia(R)*                                                      25
                                                                  1,000

U.S. Government Securities Fund(SM)                                                      22
                                                                  1,000

MONEY MARKET FUNDS

The Cash Management Trust of America(R)                                                  09
                                                                  2,500

The Tax-Exempt Money Fund of America(SM)                                                 39
                                                                  2,500

The U.S. Treasury Money Fund of America(SM)                                              49
                                                                  2,500

___________
*Available only in certain states.



 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

Amount of Purchase                                  Sales Charge as                    Dealer
at the Offering Price                               Percentage of the:                 Concession
                                                                                       as Percentage
                                                                                       of the
                                                                                       Offering
                                                                                       Price

                                                    NET AMOUNT        OFFERING
                                                    INVESTED          PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                                   6.10%
                                                                      5.75%            5.00%

$50,000 but less than $100,000                      4.71
                                                                      4.50             3.75

BOND FUNDS

Less than $25,000                                   4.99
                                                                      4.75             4.00

$25,000 but less than $50,000                       4.71
                                                                      4.50             3.75

$50,000 but less than $100,000                      4.17
                                                                      4.00             3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000                     3.63
                                                                      3.50             2.75

$250,000 but less than $500,000                     2.56
                                                                      2.50             2.00

$500,000 but less than $1,000,000                   2.04
                                                                      2.00             1.60

$1,000,000 or more                                  none              none             (see below)


PURCHASES NOT SUBJECT TO SALES CHARGES -- Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchase. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of foundations or endowments with assets of $50 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and capital gain distributions on these shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will pay to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

 When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment
will be multiplied by 13 and then multiplied by 1.5.   The current value of
existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

PRICE OF SHARES -- Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company. This offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate the prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

 The price you pay for fund shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 All portfolio securities of funds managed by Capital Research and Management Company, other than the money market funds, are valued, and the net asset value per share is determined as follows:

       1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

  Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

  Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

  Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

 2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

 3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

        Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would beneficially own directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

                                 SELLING SHARES

 Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY
- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:

-- Over $50,000;
-- Made payable to someone other than the registered shareholder(s); or -- Sent to an address that has not been used with the account for at least 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that are eligible guarantor institutions.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

- You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)

- Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(SM)) are limited to $50,000 per shareholder each day.

- Checks must be made payable to the registered shareholder(s).

- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

- You may establish check writing privileges (use the money market funds application).

  -- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

 Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

 The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

 You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables you to make regular monthly or quarterly investments in shares through automatic charges to your bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and you will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS --You may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of your account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund will have the right, if you fail to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to you. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

 You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) or American FundsLine OnLine(SM) (see "American FundsLine(R) and American FundsLine OnLine(SM)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the Prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments , will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) and American FundsLine OnLine(SM). To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(R) and American FundsLine OnLine(SM) are subject to the conditions noted above and in "Redeeming Shares--Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine(R)) and American FundsLine OnLine(SM), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

REDEMPTION OF SHARES -- The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem your shares if, through redemptions, market decline or otherwise, they have a value of less than the minimum initial investment amount required of new shareholders (determined, for this purpose only, as the greater of the shareholder's cost or the current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gain distributions). We will give you prior notice of at least 60 days before the involuntary redemption provision is made effective with respect to your account. You will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

 Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund does not intend to pay a mark-up in exchange for research in connection with principal transactions.

 Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal year ended September 30, 1998
amounted to $        .  Dealer concessions on underwritings for the fiscal
years ended September 30, 1997 and 1996 amounted to $19,318,000 and $8,510,000, respectively.

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial agreements in non-U.S. banks or securities depositories or non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee
of $               for the fiscal year ended September 30, 1998.

INDEPENDENT AUDITORS -- Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, has served as the fund's independent auditors since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of the independent auditors given on the authority of said firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on September 30. It provides shareholders at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's financial statements are audited annually by the fund's independent auditors, Deloitte & Touche LLP, whose selection is determined annually by the Trustees.

PERSONAL INVESTING POLICY -- The Investment Adviser and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.

 The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

OFFERING PRICE PER SHARE -- September 30, 1998



Net asset value and redemption price per share

(Net assets divided by shares outstanding)           $

Offering price per share (100/95.25 of per share

net asset value, which takes into account the

fund's current maximum sales charge)


SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Fund was organized, and California, where the Fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Fund or Trustees. The Declaration of Trust provides for indemnification out of Fund property of any shareholder held personally liable for the obligations of the Fund and also provides for the Fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

 Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Fund will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

SHAREHOLDER VOTING RIGHTS -- At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any trustee or trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of trustees, as though the fund were a common-law trust. Accordingly, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                   INVESTMENT RESULTS AND RELATED STATISTICS

 The fund's yield is       % based on the 30-day (or one month) period ended
September 30, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[( a-b/cd + 1)/6/ -1]

Where: a = dividends and interest earned during the period.

       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = the maximum offering price per share on the last day of the period.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by annualizing the current month's dividend and dividing by the average net asset value or maximum offering price for the month. The distribution rate may differ from the yield.

 The fund's total return over the past 12 months and average annual total return for the five-year and ten-year periods ending on September 30, 1998 was
   %,     % and     %, respectively.   The fund's total return at net asset
value over the past 12 months and average annual total return for the five- and ten-year periods ending on September 30, 1998 was ____%, ___%, and ____%. The average annual total return ("T") will be computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

 In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The Fund will calculate total return for one, five and ten-year periods after such periods have elapsed. In addition, the Fund will provide lifetime average total return figures.

EXPERIENCE OF INVESTMENT ADVISER -- Capital Research and Management Company manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1968 (133 in all), those funds have had better total returns than the Standard and Poor's 500 Stock Composite Index in 124 of the 133 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

 The fund may include, in advertisements or in reports furnished to present or prospective shareholders, information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. The fund may also combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

 The fund may compare its investment results with the following:

 (1) Salomon Brothers High-Yield Index, which is a market value weighted index of bonds having a minimum issue size of $50 million, a minimum maturity of 10 years and that carry a minimum/maximum quality rating of CCC/BB+.

 (2) Salomon Brothers Broad Investment-Grade Bond Index, which is a market capitalization weighted index and includes Treasury, Government-sponsored mortgage and investment-grade fixed-rate corporates (BBB/Baa3) with a maturity of one year or longer and a minimum of $50 million outstanding at entry, and remain in the Index until their amount falls below $25 million.

 (3) Lipper's "High Current Yield" funds average, which is the arithmetic average of Total Return of a number of mutual funds with investment objectives and policies similar to those of the Fund, as published by Lipper Analytical Services. The number of funds contained in the data base varies as funds are added or deleted over time.

 (4) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

 (5) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

 The fund may also refer to results compiled by organizations such as CDA Investment Technologies, Ibbotson Associates, Lipper Analytical Services ("Lipper"), Morningstar, Inc. Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Here's how much you would have if you

invested $2,000 a year in the fund:



1 year                      3 years                Lifetime

(10/1/97-9/30/98)           (10/1/95-9/30/98)      (2/19/88-9/30/98)

$                           $                      $


           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

                                        ... and taken all distributions

If you had invested                     in shares your investment

$10,000 in the Fund                     would have been worth this

this many years ago...                   much at September 30, 1998

|                                       |

                        Periods

Number of Years         10/1-9/30       Value**

1                       1997  -  1998   $

2                       1996  -  1998

3                       1995  -  1998

4                       1994  -  1998

5                       1993  -  1998

6                       1992  -  1998

7                       1991  -  1998

8                       1990  -  1998

9                       1989  -  1998

10                      1988  -  1998

Lifetime                2/19/88  - 1998


** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.
                                    *  *  *  *  *
   ILLUSTRATION OF A $10,000 INVESTMENT IN THE FUND WITH DIVIDENDS REINVESTED
     (For the lifetime of the fund February 19, 1988 - September 30, 1998)

                 COST OF SHARES                                  VALUE OF SHARES**

Fiscal                                         Total         From           From              From

Year End         Annual       Dividends        Investment    Initial        Capital Gains     Dividends       Total

September 30     Dividends    (cumulative)     Cost          Investment     Reinvested        Reinvested       Value



1988*            $  640       $  640           $10,640       $9,433         ---               $  641          $10,074

1989              1,188        1,828            11,828        9,273         ---                1,800            11,073

1990              1,334        3,162            13,162        7,873         ---                2,755            10,628

1991              1,411        4,573            14,573        9,040         ---                4,683            13,723

1992              1,404        5,977            15,977        9,720         ---                6,484            16,204

1993              1,503        7,480            17,480       10,120         155                8,293            18,568

1994              1,555        9,035            19,035        9,313         438                9,115            18,866

1995              1,879       10,914            20,914        9,533         561               11,288            21,382

1996              2,046       12,960            22,960        9,907         583               13,818            24,308

1997              2,108        15,068           25,068       10,460         641               16,771            27,872

1998


The dollar amount of capital gain distributions during the period was $597.

*  From inception on February 19, 1988.
** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

 Moody's Investors Service, Inc. employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Corporation's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                       PART C
                                OTHER INFORMATION
                            AMERICAN HIGH-INCOME TRUST

ITEM 23. EXHIBITS
(a) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
(b) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
(c) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
(d) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
(e) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
(h) None.
(I) Not applicable to this filing.
(j) Consent of Independent Auditors - to be filed by amendment.
(k) None.
(l) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
(m) Previously filed (see Post-Effective Amendment No. 14 filed November 26,
1997).
(n) EX-27 Financial data schedule (EDGAR).
(o) None.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.

ITEM 25. INDEMNIFICATION.

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

   (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

 (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.

ITEM 27. PRINCIPAL UNDERWRITERS.

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)   (1)                                                                        (2)                  (3)



                  NAME AND PRINCIPAL                         POSITIONS AND OFFICES              POSITIONS AND OFFICES

                  BUSINESS ADDRESS                           WITH UNDERWRITER                   WITH REGISTRANT



                  David L. Abzug                             Regional Vice President            None

                  27304 Park Vista Road

                  Agoura Hills, CA 91301



                  John A. Agar                               Vice President                     None

                  1501 N. University, Suite 227A

                  Little Rock, AR 72207



                  Robert B. Aprison                          Vice President                     None

                  2983 Bryn Wood Drive

                  Madison, WI  53711



L                William W. Bagnard                         Vice President                     None



                  Steven L. Barnes                           Senior Vice President              None

                  5400 Mount Meeker Road

                  Boulder, CO 80301



B                Carl R. Bauer                              Assistant Vice President           None



                  Michelle A. Bergeron                       Vice President                     None
             4160 Gateswalk Drive
             Smyrna, GA 30080



                  Joseph T. Blair                            Senior Vice President              None

                  27 Drumlin Road

                  West Simsbury, CT  06092



                  John A. Blanchard                          Vice President                     None

                  6421 Aberdeen Road

                  Mission Hills, KS 66208



                  Ian B. Bodell                              Senior Vice President              None

                  P.O. Box 1665

                  Brentwood, TN 37024-1665



                  Michael L. Brethower                       Senior Vice President              None

                  2320 North Austin Avenue

                  Georgetown, TX  78626



                  C. Alan Brown                              Regional Vice President            None

                  4129 Laclede Avenue

                  St. Louis, MO  63108



H                J. Peter Burns                             Vice President                     None



                  Brian C. Casey                             Regional Vice President            None

                  8002 Greentree Road

                  Bethesda, MD 20817



                  Victor C. Cassato                          Senior Vice President              None

                  609 W. Littleton Blvd., Suite 310

                  Littleton, CO  80120



                  Christopher J. Cassin                      Senior Vice President              None

                  111 W. Chicago Avenue, Suite G3

                  Hinsdale, IL 60521



                  Denise M. Cassin                            Vice President                    None

                  1301 Stoney Creek Drive

                  San Ramon, CA 94538



L                Larry P. Clemmensen                        Director                           None



L                Kevin G. Clifford                          Director,  President and Co-       None
                                                        Chief Executive Officer



                  Ruth M. Collier                            Senior Vice President              None

                  145 West 67th St., #12K

                  New York, NY  10023



S                David Coolbaugh                            Assistant Vice President           None



                  Thomas E. Cournoyer                        Vice President                     None

                  2333 Granada Boulevard

                  Coral Gables, FL  33134



                  Douglas A. Critchell                       Senior Vice President              None

                  3521 Rittenhouse Street, N.W.

                  Washington, D.C.  20015



L                Carl D. Cutting                            Vice President                     None



                  Daniel J. Delianedis                       Regional Vice President            None

                  8689 Braxton Drive

                  Eden Prairie, MN 55347



                  Michael A. Dilella                         Vice President                     None

                  P. O. Box 661

                  Ramsey, NJ  07446



                  G. Michael Dill                            Senior Vice President              None
             505 E. Main Street

                  Jenks, OK 74037



                  Kirk D. Dodge                              Senior Vice President              None

                  633 Menlo Avenue, Suite 210

                  Menlo Park, CA 94025



                  Peter J. Doran                             Senior Vice President              None

                  1205 Franklin Avenue

                  Garden City, NY  11530



L                Michael J. Downer                          Secretary                          Vice President



                  Robert W. Durbin                           Vice President                     None

                  74 Sunny Lane

                  Tiffin, OH  44883



I                Lloyd G. Edwards                           Senior Vice President              None



L                Paul H. Fieberg                            Senior Vice President              None



                  John Fodor                                  Vice President                    None

                  15 Latisquama Road

                  Southborough, MA 01772



L                Mark P. Freeman, Jr.                       Director                           None



                  Clyde E. Gardner                           Senior Vice President              None

                  Route 2, Box 3162

                  Osage Beach, MO  65065



B                Evelyn K. Glassford                        Vice President                     None



                  Jeffrey J. Greiner                          Vice President                    None

                  12210 Taylor Road

                  Plain City, OH 43064

L                Paul G. Haaga, Jr.                         Director                           Chairman of the Board



B                Mariellen Hamann                           Assistant Vice President           None



                  David E. Harper                            Senior Vice President              None

                  R.D. 1, Box 210, Rte 519

                  Frenchtown, NJ  08825



                  Ronald R. Hulsey                           Vice President                     None

                  6744 Avalon

                  Dallas, TX  75214



                  Robert S. Irish                            Regional Vice President            None

                  1225 Vista Del Mar Drive

                  Delray Beach, FL 33483



L                Robert L. Johansen                         Vice President                     None



                  Michael J. Johnston                        Director                           None

                  630 Fifth Avenue, 36th Floor

                  New York, NY 10111



B                Damien M. Jordan                           Vice President                     None



                  V. John Kriss                              Senior Vice President              None

                  P. O. Box 247

                  Surfside, CA 90743



                  Arthur J. Levine                           Senior Vice President              None

                  12558 Highlands Place

                  Fishers, IN  46038



B                Karl A. Lewis                              Assistant Vice President           None



                  T. Blake Liberty                           Regional Vice President            None

                  5506 East Mineral Lane

                  Littleton, CO 80122



L                Lorin E. Liesy                             Assistant Vice President           None



L                Susan G. Lindgren                          Vice President -                   None
                                                        Institutional

                                                             Investment Services



LW               Robert W. Lovelace                         Director                           None



                  Stephen A. Malbasa                          Vice President                    None

                  13405 Lake Shore Blvd.

                  Cleveland, OH  44110



                  Steven M. Markel                           Senior Vice President              None

                  5241 South Race Street

                  Littleton, CO 80121



L                J. Clifton Massar                          Director, Senior Vice              None
                                                        President



L                E. Lee McClennahan                         Senior Vice President              None



L                Jamie R. McCrary                           Assistant Vice President           None



S                John V. McLaughlin                         Senior Vice President              None



                  Terry W. McNabb                            Vice President                     None

                  2002 Barrett Station Road

                  St. Louis, MO  63131



L                R. William Melinat                         Vice President -                   None
                                                        Institutional

                                                             Investment Services



                  David R. Murray                             Vice President                    None

                  60 Briant Drive

                  Sudbury, MA 01776



                  Stephen S. Nelson                          Vice President                     None

                  P.O. Box 470528

                  Charlotte, NC  28247-0528



                  William E. Noe                             Regional Vice President            None

                  304 River Oaks Road

                  Brentwood, TN 37027



                  Peter A. Nyhus                             Vice President                     None

                  3084 Wilds Ridge Court

                  Prior Lake, MN 55372



                  Eric P. Olson                              Vice President                     None

                  62 Park Drive

                  Glenview, IL 60025



                  Fredric Phillips                           Vice President                     None

                  175 Highland Avenue, 4th Floor

                  Needham, MA 02494



B                Candance D. Pilgrim                        Assistant Vice President           None



                  Carl S. Platou                             Vice President                     None

                  4021 96th Avenue, S.E.

                  Mercer Island, WA 98040



L                John O. Post                               Vice President                     None



S                Richard P. Prior                           Assistant Vice President           None



                  Steven J. Reitman                          Senior Vice President              None

                  212 The Lane

                  Hinsdale, IL  60521



                  Brian A. Roberts                            Vice President                    None

                  P.O. Box 472245

                  Charlotte, NC  28247



                  George S. Ross                             Senior Vice President              None

                  55 Madison Avenue

                  Morristown, NJ  07962



L                Julie D. Roth                              Vice President                     None



L                James F. Rothenberg                        Director                           None



                  Douglas F. Rowe                            Vice President                     None

                  30008 Oakland Hills Drive

                  Georgetown, TX 78628



                  Christopher S. Rowey                       Regional Vice President            None

                  9417 Beverlywood Street

                  Los Angeles, CA 90034



                  Dean B. Rydquist                           Senior Vice President              None

                  1080 Bay Pointe Crossing

                  Alpharetta, GA 30005



                  Richard R. Samson                          Senior Vice President              None

                  4604 Glencoe Avenue, #4

                  Marina del Rey, CA  90292



                  Joseph D. Scarpitti                        Vice President                     None

                  31465 St. Andrews

                  Westlake, OH 44145



L                R. Michael Shanahan                        Director                           None



                  David W. Short                             Director,  Chairman of the         None
             1000 RIDC Plaza, Suite 212                 Board and Co-Chief Executive
             Pittsburgh, PA  15238                      Officer



                  William P. Simon, Jr.                      Senior Vice President              None

                  912 Castlehill Lane

                  Devon, PA 91333



L                John C. Smith                              Assistant Vice President -         None
                                                        Institutional Investment
                                                        Services



                  Rodney G. Smith                            Vice President                     None

                  100 N. Central Expressway
             Suite 1214

                  Richardson, TX  75080



                  Nicholas D. Spadaccini                     Regional Vice President            None

                  855 Markley Woods Way

                  Cincinnati, OH 45230



L                Kristen J. Spazafumo                       Assistant Vice President           None



                  Daniel S. Spradling                        Senior Vice President              None

                  181 Second Avenue
             Suite 228

                  San Mateo, CA  94401



B                Max D. Stites                              Vice President                     None



                  Thomas A. Stout                            Regional Vice President            None

                  3919 Whooping Crane Circle
             Virginia Beach, VA 23455





                  Craig R. Strauser                          Vice President                     None

                  3 Dover Way

                  Lake Oswego, OR 97034



                  Francis N. Strazzeri                        Vice President                    None

                  31641 Saddletree Drive

                  Westlake Village, CA 91361



L                Drew W. Taylor                             Assistant Vice President           None



S                James P. Toomey                             Vice President                    None



I                Christopher E. Trede                        Vice President                    None



                  George F. Truesdail                        Vice President                     None

                  400 Abbotsford Court

                 Charlotte, NC  28270



                  Scott W. Ursin-Smith                       Vice President                     None

                  60 Reedland Woods Way

                  Tiburon, CA 94920



L                David M. Ward                              Vice President -                   None
                                                        Institutional Investment
                                                        Services



                  Thomas E. Warren                           Regional Vice President            None

                  119 Faubel Street

                  Sarasota, FL  34242



L                J. Kelly Webb                              Senior Vice President,             None
                                                        Treasurer



                  Gregory J. Weimer                          Vice President                     None

                  206 Hardwood Drive

                  Venetia, PA 15367



B                Timothy W. Weiss                           Director                           None



                  N. Dexter Williams                         Senior Vice President              None
             P.O. Box 2200
             Danville, CA 94526



                  Timothy J. Wilson                          Vice President                     None

                  113 Farmview Place

                  Venetia, PA  15367



B                Laura L. Wimberly                           Vice President                    None



H                Marshall D. Wingo                          Director, Senior Vice              None
                                                        President



L                Robert L. Winston                          Director, Senior Vice              None
                                                        President



                  Laurie B. Wood                             Regional Vice President            None

                  3500 W. Camino de Urania

                  Tucson, AZ 85741



                  William R. Yost                            Vice President                     None

                  9320 Overlook Trail

                  Eden Prairie, MN 55347



                  Janet M. Young                             Regional Vice President            None

                  1616 Vermont

                  Houston, TX  77006



                  Scott D. Zambon                            Regional Vice President            None

                  320 Robinson Drive

                  Tustin Ranch, CA 92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071

LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025

B Business Address, 135 South State College Boulevard, Brea, CA  92821

S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251

H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

  Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821,3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 42640 and 5300 Robin Hood Road, Norfolk, VA
23514.

  Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 29. MANAGEMENT SERVICES.
  None.

ITEM 30. UNDERTAKINGS.
  n/a

                         SIGNATURE OF REGISTRANT

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 28th day of September, 1998.

                                         AMERICAN HIGH-INCOME TRUST

                                         By  /s/  Paul G. Haaga, Jr.
                                        (Paul G. Haaga, Jr., Chairman of the
                                         Board)

               Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 28, 1998, by the following persons in the capacities indicated.

         SIGNATURE                                      TITLE



(1)      Principal Executive Officer:



         /s/ Abner D. Goldstine                         President and Trustee

            (Abner D. Goldstine)





(2)      Principal Financial Officer and Principal Accounting Officer:



         /s/ Anthony W. Hynes, Jr.                      Treasurer

            (Anthony W. Hynes, Jr.)





(3)      Trustees:



         H. Frederick Christie*                         Trustee
         Don R. Conlan*                                 Trustee
         Diane C. Creel*                                Trustee

         Martin Fenton, Jr.*                            Trustee
         Leonard R. Fuller*                             Trustee



         /s/ Abner D. Goldstine                         President and Trustee

            (Abner D. Goldstine)



         /s/ Paul G. Haaga, Jr.                         Chairman and Trustee

            (Paul G. Haaga, Jr.)



         Herbert Hoover III*                            Trustee

         Richard G. Newman*                             Trustee


*By  /s/ Julie F. Williams

 Julie F. Williams, Attorney-in-Fact